OPERATING LEASES - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) very_large_crude_carrier	Jun. 30, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Number of redelivered vessels | very_large_crude_carrier	2
Lease expense	$ 4,661	$ 12,976
Payments for operating leases	$ 3,500	$ 5,700
Operating lease, weighted average discount rate	3.30%	3.80%
Operating lease, weighted average remaining lease term	4 years	3 years
Property Subject to Operating Lease
Lessee, Lease, Description [Line Items]
Lease expense	$ 3,500	$ 5,800
Ship operating expense
Lessee, Lease, Description [Line Items]
Lease expense	1,700	3,300
Charter hire expense
Lessee, Lease, Description [Line Items]
Lease expense	2,600	4,500
Administrative expense
Lessee, Lease, Description [Line Items]
Lease expense	$ 900	$ 1,200